Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Assets	$ 10,911,470	$ 9,398,589
APUC's investment carrying amount for the entities	83,770	29,588
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Assets	833,791	360,372
Liabilities	697,751	335,331
Net assets	136,040	25,041
APUC | Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Net assets	63,624	18,042
Difference between investment carrying amount and underlying equity in net assets(a)	18,487	11,048
APUC's investment carrying amount for the entities	$ 82,111	$ 29,090